Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [Abstract]
Trade receivables	$ 242,008	$ 163,856
Tax receivables	50,901	54,959
Prepayments	5,150	5,521
Other accounts receivable	19,508	12,059
Trade and other receivables	317,568	236,395
Euros [Member]
Trade and other receivables [Abstract]
Trade receivables	108,280	91,303
South African Rand [Member]
Trade and other receivables [Abstract]
Trade receivables	24,289	25,193
Other [Member]
Trade and other receivables [Abstract]
Trade receivables	4,001	9,884
All Foreign Currencies [Member]
Trade and other receivables [Abstract]
Trade receivables	$ 136,570	$ 126,380